Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Sales	$ 4,163,844	$ 4,297,108	$ 4,633,345
Cost of sales and occupancy	2,836,547	2,871,184	3,214,396
Gross profit	1,327,297	1,425,924	1,418,949
Selling and administrative expenses	1,176,778	1,192,065	1,287,163
Depreciation and amortization	135,863	143,665	168,793
Operating income (loss)	14,656	90,194	(37,007)
Interest expense, net and amortization of deferred financing fees	8,770	17,678	29,122
Income (loss) before income taxes	5,886	72,516	(66,129)
Income taxes provision (benefit)	(8,814)	39,644	13,011
Net income (loss) from continuing operations	14,700	32,872	(79,140)
Net income (loss) from discontinued operations	(39,146)	3,724	31,872
Net income (loss)	$ (24,446)	$ 36,596	$ (47,268)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ 0.05	$ 0.15	$ (1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54
Basic income (loss) per common share	(0.49)	0.21	(1.12)
Diluted income (loss) per common share:
Income (loss) from continuing operations	0.05	0.15	(1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54
Diluted income (loss) per common share	$ (0.49)	$ 0.21	$ (1.12)
Weighted average common shares outstanding:
Basic	72,410	60,842	58,971
Diluted	72,542	60,928	58,971
Dividends declared per common share	$ 0.60